Investments (Changes in Fixed Maturity Securities with Noncredit OTTI Losses - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Noncredit OTTI losses on fixed maturity securities, net of DAC, included in accumulated other comprehensive income (loss)	$ 7	$ 5